Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 34,615
2017	30,595
2018	27,412
2019	21,338
2020	125,337
Amortized cost	$ 239,297	$ 105,688